Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Oct. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Apr. 17, 2018	Dec. 29, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000050458
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 21,618	$ 19,369	$ 16,362	$ 14,630	$ 16,185	$ 12,882		$ 12,070	$ 12,289			$ 11,280	$ 10,049	$ 9,450
C000050456
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 24,203	21,292	17,284	15,420	17,641	13,751		12,247	12,886			11,423	9,913	9,450
C000058009
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 34,116	30,274	24,233	20,550	23,210	17,837		14,591	14,156			11,914	9,917	9,450
C000058010
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 33,195	29,646	23,901	20,424	23,228	17,980		14,831	14,498			12,286	10,309	9,900
C000025455
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 35,164	30,285	24,463	21,065	24,891	18,803		15,370	14,819			12,146	9,999	9,450
C000025457
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 34,215	29,683	24,162	20,952	24,955	18,990		15,639	15,182			12,535	10,395	9,900
C000025491
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 27,891	22,473	19,677	18,260	24,652	18,418		14,285	13,227			11,081	9,771	9,450
C000025493
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 27,174	22,066	19,458	18,185	24,708	18,593		14,533	13,551			11,434	10,164	9,900
C000198881
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 18,386	16,789	13,597	12,634	17,201	12,124	$ 9,450
C000198882
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 18,437	16,966	13,836	12,959	17,772	12,617	9,900
C000025497
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 22,325	22,500	19,246	18,201	25,869	18,604		13,967	13,387			10,691	9,396	9,450
C000025499
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 21,698	22,037	18,986	18,096	25,918	18,781		14,197	13,717			11,035	9,767	9,900
C000025473
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 41,196	33,151	26,406	21,613	28,979	22,445		15,574	15,141			12,056	10,064	9,450
C000025475
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 40,108	32,463	26,062	21,486	29,023	22,635		15,827	15,506			12,443	10,466	9,900
C000025597
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 51,407	41,188	31,808	26,064	37,022	28,688		18,971	18,114			13,885	10,749	9,450
C000025599
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 50,053	40,349	31,388	25,921	37,099	28,954		19,290	18,553			14,328	11,178	9,900
C000025461
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 23,461	21,395	17,512	16,436	17,083	13,533		13,128	12,559			11,326	10,303	9,450
C000025463
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 22,816	20,961	17,289	16,349	17,121	13,669		13,357	12,866			11,690	10,715	9,900
C000158768
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 25,570	23,648	19,276	17,078	18,224	13,557		12,715	12,454			11,463	10,107	9,450
C000158769
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 24,867	23,147	18,996	16,975	18,239	13,678		12,921	12,759			11,828	10,501	9,900
C000025467
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 22,605	21,202	17,001	15,614	16,476	12,422		12,180	12,134			11,103	10,182	9,450
C000025469
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 21,988	20,783	16,790	15,542	16,511	12,548		12,398	12,432			11,463	10,596	9,900
C000025485
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 22,412	20,582	17,540	16,710	17,490	12,165		12,215	11,815			10,675	9,734	9,450
C000025487
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 21,773	20,144	17,306	16,602	17,512	12,272		12,414	12,101			11,015	10,119	9,900
C000025503
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 19,154	17,924	15,465	15,057	16,607	11,088		12,312	13,858			11,729	10,514	9,450
C000025505
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 18,615	17,551	15,260	14,967	16,630	11,184		12,515	14,194			12,105	10,933	9,900
C000136623
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 20,059	19,763	16,850	16,197	17,781	11,805		12,242	12,944			11,308	10,160	9,450
C000136624
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 19,502	19,366	16,629	16,106	17,808	11,915		12,460	13,265			11,674	10,566	9,900
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 27,973	24,219	19,752	17,428	20,807	15,992		13,853	14,054			12,571	10,737	10,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 2,797,332	2,421,933	1,975,153	1,742,833	2,080,747	1,599,221		1,385,327	1,405,424			1,257,088	1,073,700	1,000,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 20,606	17,841	14,550	12,839	15,328	11,781		10,205	10,353		$ 10,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 20,350	17,619	14,369	12,679	15,137	11,634		10,078	10,224	$ 10,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 27,973	24,219	19,752	17,428	20,807	15,992		13,853	14,054			12,571	10,737	10,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 2,797,332	2,421,933	1,975,153	1,742,833	2,080,747	1,599,221		1,385,327	1,405,424			1,257,088	1,073,700	1,000,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 20,606	17,841	14,550	12,839	15,328	11,781		10,205	10,353		10,000
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 20,350	17,619	14,369	12,679	15,137	11,634		10,078	10,224	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,701,913	3,195,712	2,533,465	2,207,620	2,545,687	1,913,475		1,575,655	1,555,281			1,293,373	1,114,400	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,785	22,259	17,646	15,377	17,731	13,328		10,975	10,833	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,603	19,512	15,468	13,479	15,543	11,683	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,603	19,512	15,468	13,479	15,543	11,683	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,260,257	1,951,189	1,546,844	1,347,894	1,554,306	1,168,300	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,603	19,512	15,468	13,479	15,543	11,683	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,603	19,512	15,468	13,479	15,543	11,683	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,603	19,512	15,468	13,479	15,543	11,683	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,701,913	3,195,712	2,533,465	2,207,620	2,545,687	1,913,475		1,575,655	1,555,281			1,293,373	1,114,400	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,785	22,259	17,646	15,377	17,731	13,328		10,975	10,833	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,014	23,240	18,357	15,907	18,276	13,819		11,281	11,007		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,701,913	3,195,712	2,533,465	2,207,620	2,545,687	1,913,475		1,575,655	1,555,281			1,293,373	1,114,400	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,785	22,259	17,646	15,377	17,731	13,328		10,975	10,833	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,701,913	3,195,712	2,533,465	2,207,620	2,545,687	1,913,475		1,575,655	1,555,281			1,293,373	1,114,400	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,785	22,259	17,646	15,377	17,731	13,328		10,975	10,833	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,701,913	3,195,712	2,533,465	2,207,620	2,545,687	1,913,475		1,575,655	1,555,281			1,293,373	1,114,400	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,019	31,957	25,335	22,076	25,457	19,135		15,757	15,553			12,934	11,144	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,785	22,259	17,646	15,377	17,731	13,328		10,975	10,833	10,000
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	EDGE Composite Index
Account Value	$ 26,846	23,483	19,396	17,303	20,017	15,757		13,758	13,704			12,328	10,697	10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,714	11,239	10,577	10,595	11,463	11,543		10,944	10,180			10,314	10,311	10,000
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	EDGE Composite Index
Account Value	$ 2,684,607	2,348,327	1,939,644	1,730,280	2,001,712	1,575,655		1,375,758	1,370,413			1,232,829	1,069,700	1,000,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 1,171,414	1,123,882	1,057,707	1,059,495	1,146,253	1,154,339		1,094,392	1,018,046			1,031,423	1,031,085	1,000,000
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	EDGE Composite Index
Account Value	$ 20,330	17,784	14,689	13,103	15,159	11,932		10,418	10,378		10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,472	11,007	10,359	10,376	11,226	11,305		10,718	9,970		10,000
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	EDGE Composite Index
Account Value	$ 20,195	17,665	14,591	13,016	15,058	11,853		10,349	10,309	10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,590	11,120	10,465	10,483	11,341	11,421		10,828	10,073	10,000
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	TAG Composite Index
Account Value	$ 26,846	23,483	19,396	17,303	20,017	15,757		13,758	13,704			12,328	10,697	10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,714	11,239	10,577	10,595	11,463	11,543		10,944	10,180			10,314	10,311	10,000
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	TAG Composite Index
Account Value	$ 2,684,607	2,348,327	1,939,644	1,730,280	2,001,712	1,575,655		1,375,758	1,370,413			1,232,829	1,069,700	1,000,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 1,171,414	1,123,882	1,057,707	1,059,495	1,146,253	1,154,339		1,094,392	1,018,046			1,031,423	1,031,085	1,000,000
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	TAG Composite Index
Account Value	$ 20,330	17,784	14,689	13,103	15,159	11,932		10,418	10,378		10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,472	11,007	10,359	10,376	11,226	11,305		10,718	9,970		10,000
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	TAG Composite Index
Account Value	$ 20,195	17,665	14,591	13,016	15,058	11,853		10,349	10,309	10,000
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Treasury Index
Account Value	$ 11,590	11,120	10,465	10,483	11,341	11,421		10,828	10,073	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	33,719	26,521	22,875	25,769	19,645		16,111	15,654			13,082	11,255	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	33,719	26,521	22,875	25,769	19,645		16,111	15,654			13,082	11,255	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,907,360	3,371,902	2,652,117	2,287,491	2,576,874	1,964,530		1,611,063	1,565,355			1,308,169	1,125,500	1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	33,719	26,521	22,875	25,769	19,645		16,111	15,654			13,082	11,255	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	33,719	26,521	22,875	25,769	19,645		16,111	15,654			13,082	11,255	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,074	33,719	26,521	22,875	25,769	19,645		16,111	15,654			13,082	11,255	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,961	23,266	18,300	15,784	17,781	13,555		11,116	10,801	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,815,289	3,282,252	2,592,616	2,246,634	2,581,151	1,951,721		1,593,242	1,554,534			1,297,391	1,116,900	1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,153	32,823	25,926	22,466	25,812	19,517		15,932	15,545			12,974	11,169	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,538	22,831	18,034	15,627	17,954	13,576		11,082	10,813	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 3,381,766	2,675,024	2,246,598	1,988,140	2,711,963	2,006,335		1,623,774	1,532,440			1,225,364	1,070,000	1,000,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 33,818	26,750	22,466	19,881	27,120	20,063		16,238	15,324			12,254	10,700	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 24,153	19,106	16,046	14,200	19,369	14,330		11,597	10,945	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 16,177	14,643	12,444	11,654	15,592	11,498	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 16,177	14,643	12,444	11,654	15,592	11,498	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 1,617,732	1,464,275	1,244,391	1,165,379	1,559,244	1,149,800	1,000,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 16,177	14,643	12,444	11,654	15,592	11,498	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 16,177	14,643	12,444	11,654	15,592	11,498	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 16,177	14,643	12,444	11,654	15,592	11,498	$ 10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 2,594,589	2,330,330	2,012,896	1,871,417	2,518,053	1,849,606		1,516,194	1,574,449			1,209,440	1,046,500	1,000,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,946	23,303	20,129	18,714	25,181	18,496		15,162	15,744			12,094	10,465	10,000
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,424	16,547	14,293	13,289	17,880	13,134		10,766	11,180	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 5,199,590	4,241,793	3,244,201	2,660,490	3,286,990	2,557,372		1,771,769	1,699,213			1,335,544	1,105,400	1,000,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 51,996	42,418	32,442	26,605	32,870	25,574		17,718	16,992			13,355	11,054	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 34,098	27,817	21,275	17,447	21,555	16,771		11,619	11,143	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 49,279	40,409	31,781	26,517	33,992	26,050		17,444	17,571			13,786	11,053	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 49,279	40,409	31,781	26,517	33,992	26,050		17,444	17,571			13,786	11,053	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 4,927,918	4,040,933	3,178,084	2,651,718	3,399,202	2,604,952		1,744,427	1,757,078			1,378,641	1,105,300	1,000,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 49,279	40,409	31,781	26,517	33,992	26,050		17,444	17,571			13,786	11,053	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 49,279	40,409	31,781	26,517	33,992	26,050		17,444	17,571			13,786	11,053	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 33,181	27,209	21,399	17,855	22,888	17,540		11,746	11,831		$ 10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 31,370	25,723	20,231	16,880	21,638	16,582		11,104	11,185	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,645,875	2,420,081	1,997,591	1,839,572	1,961,791	1,437,842		1,425,864	1,417,079			1,259,961	1,129,200	1,000,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,553	17,884	14,762	13,594	14,497	10,625		10,537	10,472	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,645,875	2,420,081	1,997,591	1,839,572	1,961,791	1,437,842		1,425,864	1,417,079			1,259,961	1,129,200	1,000,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,553	17,884	14,762	13,594	14,497	10,625		10,537	10,472	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,645,875	2,420,081	1,997,591	1,839,572	1,961,791	1,437,842		1,425,864	1,417,079			1,259,961	1,129,200	1,000,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,459	24,201	19,976	18,396	19,618	14,378		14,259	14,171			12,600	11,292	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,553	17,884	14,762	13,594	14,497	10,625		10,537	10,472	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,467,597	2,279,746	1,896,785	1,795,348	1,947,232	1,347,566		1,365,315	1,409,430			1,250,936	1,128,800	1,000,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,676	22,797	18,968	17,953	19,472	13,476		13,653	14,094			12,509	11,288	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,576	17,162	14,279	13,515	14,659	10,144		10,278	10,610	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,287,408	2,161,399	1,812,494	1,773,998	1,975,059	1,238,359		1,319,368	1,550,192			1,291,289	1,138,000	1,000,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,874	21,614	18,125	17,740	19,751	12,384		13,194	15,502			12,913	11,380	10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 16,367	15,465	12,969	12,693	14,132	8,861		9,440	11,092	10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,561	23,229	19,791	18,559	21,974	15,064		14,106	15,191			12,317	10,879	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,063	21,990	18,614	17,603	19,204	12,592		13,250	14,717			12,533	11,279	10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,561	23,229	19,791	18,559	21,974	15,064		14,106	15,191			12,317	10,879	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,063	21,990	18,614	17,603	19,204	12,592		13,250	14,717			12,533	11,279	10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,556,142	2,322,921	1,979,144	1,855,911	2,197,385	1,506,399		1,410,618	1,519,081			1,231,720	1,087,900	1,000,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,406,260	2,198,970	1,861,399	1,760,295	1,920,439	1,259,228		1,324,995	1,471,712			1,253,286	1,127,882	1,000,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,561	23,229	19,791	18,559	21,974	15,064		14,106	15,191			12,317	10,879	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,063	21,990	18,614	17,603	19,204	12,592		13,250	14,717			12,533	11,279	10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,561	23,229	19,791	18,559	21,974	15,064		14,106	15,191			12,317	10,879	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,063	21,990	18,614	17,603	19,204	12,592		13,250	14,717			12,533	11,279	10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,561	23,229	19,791	18,559	21,974	15,064		14,106	15,191			12,317	10,879	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,063	21,990	18,614	17,603	19,204	12,592		13,250	14,717			$ 12,533	$ 11,279	$ 10,000
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,454	16,770	14,288	13,399	15,864	10,875		10,184	10,967	10,000
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,639	$ 16,119	$ 13,645	$ 12,904	$ 14,078	$ 9,231		$ 9,713	$ 10,788	$ 10,000